Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash flow effect pursuant to business combinations	kr 459	kr 25
Acquisitions 2015-2017 [member]
Disclosure of detailed information about business combination [line items]
Cash flow effect pursuant to business combinations	kr 62	kr 781
Nodeprime [member]
Disclosure of detailed information about business combination [line items]
Company	Nodeprime
Description	A US based software development company with an infrastructure management platform.
Transaction date	Apr. 30, 2016
Ericpol [member]
Disclosure of detailed information about business combination [line items]
Company	Ericpol
Description	A software development company in Poland within telecommunications.
Transaction date	Apr. 30, 2016
FYI Television [member]
Disclosure of detailed information about business combination [line items]
Company	FYI Television
Description	A US based premier entertainment metadata and rich media content supplier.
Transaction date	Jan. 31, 2016
Envivio [member]
Disclosure of detailed information about business combination [line items]
Company	Envivio
Description	A US-basedcompany with competence in software-defined and cloud-enabled architectures for video processing.
Transaction date	Oct. 31, 2015
Icon [member]
Disclosure of detailed information about business combination [line items]
Company	ICON
Description	A consulting and systems integration business with approximately 250 employees and consultants.
Transaction date	Aug. 31, 2015
Sunrise technology [member]
Disclosure of detailed information about business combination [line items]
Company	Sunrise technology
Description	A business delivering complex IT solutions.
Transaction date	Jul. 31, 2015
Timeless mind [member]
Disclosure of detailed information about business combination [line items]
Company	Timelessmind
Description	A Canada-based consulting and systems integration business specializing in operations and business support (OSS/BSS).
Transaction date	Apr. 30, 2015